Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	CAD 2,485,921	CAD 2,291,864
Other comprehensive loss, net of tax	(253,774)	(38,636)
Ending Balance	4,165,037	2,485,921
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	200,328	261,357
OCI (loss) before reclassifications	(200,400)	(61,029)
Amounts reclassified	0	0
Other comprehensive loss, net of tax	(200,400)	(61,029)
Ending Balance	(72)	200,328
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	66,083	39,329
OCI (loss) before reclassifications	8,714	34,308
Amounts reclassified	(6,805)	(7,554)
Other comprehensive loss, net of tax	1,909	26,754
Ending Balance	67,992	66,083
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	141	(72)
OCI (loss) before reclassifications	0	213
Amounts reclassified	(141)	0
Other comprehensive loss, net of tax	(141)	213
Ending Balance	0	141
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(11,625)	(13,877)
OCI (loss) before reclassifications	838	2,856
Amounts reclassified	(313)	(604)
Other comprehensive loss, net of tax	525	2,252
Ending Balance	(11,100)	(11,625)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	254,927	286,737
OCI (loss) before reclassifications	(190,848)	(23,652)
Amounts reclassified	(7,259)	(8,158)
Other comprehensive loss, net of tax	(198,107)	(31,810)
Ending Balance	CAD 56,820	CAD 254,927